PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	6.50%	6.75%